Note 9 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
9.
COMMITMENTS AND CONTINGENCIES

The Company is obligated under certain tenant leases to fund tenant improvements and the expansion of the underlying leased properties.

Under various federal, state and local laws, ordinances and regulations relating to the protection of the environment, a current or previous owner or operator of real estate may
be liable for the cost of removal or remediation of certain hazardous or toxic substances disposed, stored, generated, released, manufactured or discharged from, on, at, under, or in a property. As such, the Company may
be potentially liable for costs associated with any potential environmental remediation at any of its formerly or currently owned properties.

The Company believes that it is in compliance in all material respects with all federal, state and local ordinances and regulations regarding hazardous or toxic substances. Management is not
aware of any environmental liability that it believes would have a material adverse impact on the Company's financial position or results of operations. Management is unaware of any instances in which the Company would incur significant environmental costs if any or all properties were sold, disposed of or abandoned. However, there can be no
assurance that any such non-compliance, liability, claim or expenditure will not
arise in the future.

The Company is involved from time to time in lawsuits and other disputes which arise in the ordinary course of business. As of
June 30, 2020,
management believes that these matters will
not
have a material adverse effect, individually or in the aggregate, on the Company's financial position or results of operations.

10.
 COMMITMENTS AND CONTINGENCIES

Litigation.
From time to time, we
may
become involved in various lawsuits or legal proceedings which arise in the ordinary course of business. Neither the Company nor any of the Company's properties are presently subject to any material litigation nor, to the Company's knowledge, is there any material threatened litigation.

Environmental Matters.
The Company monitors its properties for the presence of hazardous or toxic substances. While there can be no
assurance that a material environmental liability does
not
exist, the Company is
not
currently aware of any environmental liability with respect to the properties that would have a material effect on the Company's financial condition, results of operations and cash flow. Further, the Company is not
aware of any environmental liability or any unasserted claim or assessment with respect to an environmental liability that the Company believes would require additional disclosure or recording of a loss contingency.